Stockholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Increase In Common Stock Shares Authorized	150,000,000
Common Stock, Shares, Issued	3,608,029	4,430,235	2,265,201
Common Stock, Shares, Outstanding	3,608,029	4,430,235	2,265,201
Common Stock, Voting Rights	the holders of more than 50% of the shares voted for the election of directors can elect all of the directors.
Derivative Liability	$ 345,623		$ 21,715
Convertible Preferred Stock [Member]
Schedule of Stockholders Equity [Line Items]
Preferred Stock, Shares Authorized	12,500,000	12,500,000	12,500,000